Charges Related to Business Realignment	12 Months Ended
Jun. 30, 2013
Restructuring and Related Activities [Abstract]
Charges Related to Business Realignment
Charges Related to Business Realignment
To structure its businesses in light of current and anticipated customer demand, the Company incurred business realignment charges in 2013, 2012 and 2011.
Business realignment charges by business segment are as follows:

	2013	2012	2011
Industrial	$11,315	$13,066	$15,427
Aerospace	—	—	1,024
Climate & Industrial Controls	919	1,255	—
Work force reductions by business segment are as follows:

	2013	2012	2011
Industrial	644	496	466
Aerospace	—	—	49
Climate & Industrial Controls	81	25	—

The charges primarily consist of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world. In addition, $1,918 of severance costs for 98 people have been recognized in connection with the Company's divestiture of its Turkey refrigeration components business and is reflected in the other expense caption in the Business Segment Information for 2013. The business realignment charges in 2012 also included charges related to enhanced retirement benefits. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital.
The business realignment charges are presented in the Consolidated Statement of Income as follows:

	2013	2012	2011
Cost of sales	$8,354	$12,669	$15,276
Selling, general and administrative expenses	3,880	1,020	1,175
Other (income) expense, net	1,918	632	—

As of June 30, 2013, approximately $10 million in severance payments had been made relating to charges incurred during 2013, with the majority of the remaining payments expected to be made by March 31, 2014. All required severance payments have been made relating to charges incurred in 2012 and 2011. Additional charges to be recognized in future periods related to the realignment actions described above are not expected to be material.